Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025:

Name of related parties	Relationship with the Group
Huang Feng	Ultimate majority shareholder of the Company, CEO and Chairman of the Board
Fan Hu	Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie

The following are related party balances which are non-interest bearing as of June 30, 2025 and 2024:

	2025	2024
Amounts due to related parties:
Huang Feng (1)	$210,490	$24,098
Fan Hu (1)	-	107,476
	$210,490	$131,574

(1)	The balances are primarily for business expenses paid on behalf of the Company.